COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Other Commitments - Land Concession Contracts (Detail) $ in Thousands				1 Months Ended						12 Months Ended
	Jan. 29, 2014 USD ($)	Dec. 18, 2013 USD ($)	Jul. 25, 2012 USD ($)	Jul. 31, 2014 USD ($) Installment	Oct. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jan. 31, 2013 USD ($) Installment	Jun. 30, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2013 USD ($)
Commitments And Contingencies [Line Items]
Outstanding balance of land premium included in accrued expenses and other current liabilities										$ 31,678		$ 50,500
Outstanding balance of land premium included in Land Use Rights Payable										3,788		35,466
Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium								$ 2,449
Government land use fee payable per annum on land concession contract										171
City of Dreams - Cotai Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium	$ 23,344						$ 23,344
Total commitment for government land use fees										$ 22,800
Contract expiration date										2033-08
Initial land premium					$ 8,736
Remaining amount of land premium paid				$ 14,608
Remaining amount of land premium to be paid, number of biannual installments | Installment				4
Accrued interest rate paid for land premium				5.00%
Government land use fee payable per annum during the development period										$ 1,185
Government land use fee payable per annum after the development period										1,235
Outstanding balance of land premium included in accrued expenses and other current liabilities										7,302		3,518
Outstanding balance of land premium included in Land Use Rights Payable										3,788		11,090
Studio City - Studio City Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium									$ 35,316
Total commitment for government land use fees										$ 11,055
Contract expiration date										2026-10
Initial land premium											$ 23,561
Remaining amount of land premium paid								$ 116,077
Remaining amount of land premium to be paid, number of biannual installments | Installment								5
Accrued interest rate paid for land premium								5.00%
Government land use fee payable per annum during the development period										$ 490
Government land use fee payable per annum after the development period										1,131
Outstanding balance of land premium included in accrued expenses and other current liabilities										24,376		46,982
Outstanding balance of land premium included in Land Use Rights Payable										$ 0		$ 24,376
Land premium amount			$ 174,954
Land concession contracts [Member]
Commitments And Contingencies [Line Items]
Initial contract term (in years)										25 years
Contract term of further renewable consecutive periods (in years)										10 years
Frequency of land use fee amounts to be adjusted										Every five years
Revised [Member] | Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium		$ 2,449
Additional land premium payment						$ 2,449
Government land use fee payable per annum on land concession contract										$ 186
Total commitment for government land use fees										$ 3,003
Contract expiration date										2031-03